CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2015
CONCENTRATIONS [Abstract]
Schedule of Revenue and Accounts Receivable Concentrations
	For the years ended December 31,
	2013	2014	2015

Percentage of total revenues

Revenues collected through operators
China Mobile	30%	27%	23%
China Unicom	5%	4%	3%
China Telecom	6%	5%	4%
Mobile games revenues collected through operators
China Mobile	6%	10%	7%
China Unicom	-	-	-
China Telecom	-	-	-
WVAS revenues collected through operators
China Mobile	24%	17%	16%
China Unicom	5%	4%	3%
China Telecom	6%	5%	4%
	Percentage of
	accounts receivable
	as of December 31,
	2014	2015

China Mobile	58%	66%
China Unicom	7%	7%
China Telecom	9%	9%